STOCKHOLDERS' EQUITY (Details 5) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Maximum [Member]
Share Based Compensation Warrant Activity [Line Items]
Exercise price range, Upper limit, Beginning	0.51%	0.38%
Exercise price range, Upper limit, Issuances		$ 0.51
Exercise price range, Upper limit, Ending	0.51%	0.51%
Minimum [Member]
Share Based Compensation Warrant Activity [Line Items]
Exercise price range, Lower limit, Beginning	$ 0.15	$ 0.15
Exercise price range, Lower limit, Issuances		0.37
Exercise price range, Expirations	0.15	0.38
Exercise price range,Exercises	0.15	0.38
Exercise price range, Lower limit, Ending	$ 0.37	$ 0.15
Warrant [Member]
Share Based Compensation Warrant Activity [Line Items]
Number of shares, Beginning	5,804,412	1,807,407
Number of shares, Issuances		5,404,412
Number of shares, Exercises	(400,000)
Number of shares, Expirations		(1,407,407)
Number of shares, Ending	5,404,412	5,804,412
Weighted Average exercise price, Beginning	$ 0.48	$ 0.32
Weighted Average exercise price, Issuances		0.50
Weighted Average exercise price, Expirations		0.38
Weighted Average exercise price, Exercises	0.15
Weighted Average exercise price, Ending	$ 0.50	$ 0.48